BORROWINGS Borrowings - - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Securities Sold under Agreements to Repurchase	25,000,000	$ 52,500,000
Assets Sold under Agreements to Repurchase, Interest Rate	3.54%	3.49%
Book value of FHLB collateral	3,200,000,000
Maximum
Debt Instrument [Line Items]
Securities Sold under Agreements to Repurchase, Remaining Contractual Term	1 year